Expense Example {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-15 - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 121
3 years	378
5 years	654
10 years	$ 1,443